Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	As of December 31,
	2017	2018
Current accounts	191,773	220,089
Time deposits (with original maturities of three months or less)	189,925	121,925
Ship management client accounts	2,394	580

Total	384,092	342,594